Contingencies, Commitments, and Responsibilities - Schedule of Damages That May Be Incurred By Insured Parties that Contract Policies (Detail) - Consorcio Nacionalde SegurosSA [Member]	12 Months Ended
Dec. 31, 2021 HUF (Ft)
Disclosure of subsidiaries [line items]
Amount (UF)	Ft 60.000
Amount (UF)	Ft 500